Share-based awards and other equity instruments	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Share-based awards and other equity instruments	Share-based awards and other equity instruments
2016 Omnibus Incentive Plan
In connection with our IPO, we established the trivago N.V. 2016 Omnibus Incentive Plan, which we refer to as the 2016 Plan, with the purpose of giving us a competitive advantage in attracting, retaining and motivating officers, employees, management board members, supervisory board members, and/or consultants by providing them incentives directly linked to shareholder value. The maximum number of Class A shares available for issuance under the 2016 Plan as of December 31, 2025 are 80,161,948 Class A shares, which does not include any Class B share conversions. Class A shares issuable under the 2016 Plan are represented by American Depositary Shares ('ADS') for such Class A shares.
The 2016 Plan is administered by a committee of at least two members of our supervisory board, which we refer to as the plan committee. The plan committee must approve all awards to directors. Our management board may approve awards to eligible recipients other than directors, subject to annual aggregate and individual limits as may be agreed by the supervisory board. Subject to applicable law or the listing standards of the applicable exchange, the plan committee may delegate to other appropriate persons the authority to grant equity awards under the 2016 Plan to eligible award recipients. management board members, supervisory board members, officers, employees and consultants of the company or any of our subsidiaries or affiliates, and any prospective directors, officers, employees and consultants of the company who have accepted offers of employment or consultancy from the company or our subsidiaries or affiliates are eligible for awards under the 2016 Plan.
Awards include options, performance-based stock options, share appreciation rights, restricted stock units (RSUs), performance-based stock units and other share-based and cash-based awards. Awards may be settled in stock or cash. The option exercise price for options under the 2016 Plan can be less than the fair market value of a Class A share as defined in the 2016 Plan on the relevant grant date. To the extent that listing standards of the applicable exchange require the company’s shareholders to approve any repricing of options, options may not be repriced without shareholder approval. Options and share appreciation rights shall vest and become exercisable at such time and pursuant to such conditions as determined by the plan committee and as may be specified in an individual grant agreement. The plan committee may at any time accelerate the exercisability of any option or share appreciation right. Restricted shares may vest based on continued service, attainment of performance goals or both continued service and performance goals. The plan committee at any time may waive any of these vesting conditions.
Options and share appreciation rights will have a term of not more than ten years. The 2016 Plan has a ten year term, although awards outstanding on the date the 2016 Plan terminates will not be affected by the termination of the 2016 Plan. We issue new shares or reissue treasury shares held to satisfy the exercise or settlement of share-based awards.
The following table presents a summary of our share option activity:

	Options	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
		(in €)	(In years)	(€ in thousands)
Balance as of January 1, 2025	34,454,915	0.99
Granted	2,521,075	0.63
Exercised (1)	39,175	0.07
Forfeited	5,215,130	0.34
Expired	610,020	5.60
Balance as of December 31, 2025	31,111,665	0.94	6	5,532
(1) Inclusive of 17,930 options withheld due to net share settlements to satisfy required employee tax withholding requirements. Potential shares which had been convertible under options that were withheld under net share settlements remain in the authorized but unissued pool under the 2016 Omnibus Incentive Plan and can be issued by the Company. Total payments for the employees' tax obligations to the taxing authorities due to net share settlements are reflected as a financing activity within the consolidated statements of cash flows.
The total intrinsic value of stock options exercised was not significant for the year ended December 31, 2025, and was €0.4 million and €12.4 million for the years ended December 31, 2024 and 2023, respectively.
The following table summarizes information about share options vested and expected to vest as of December 31, 2025:

Fully Vested and Expected to Vest	Options	Weighted average exercise price	Remaining contractual life	Aggregate intrinsic value
		(in €)	(In years)	(€ in thousands)
Outstanding	22,951,665	1.16	7	4,052
Currently Exercisable	14,602,335	1.60	8	2,599
On April 14, 2025 and May 21, 2025, 500,000 Class A share RSUs and 1,000,000 Class A share options, respectively, were granted to our new Chief Financial Officer. The RSUs will vest in equal installments quarterly while the options will vest in equal installments annually, both over the next three years.
On May 31, 2025, 5,213,335 of the outstanding Class A share options held by our former Chief Financial Officer were forfeited in conjunction with his departure.
The following table presents a summary of our RSUs:

	RSUs	Weighted average grant date fair value	Weighted average remaining time to vest
		(in €)	(in years)
Balance as of January 1, 2025	3,976,800	0.63
Granted	5,574,525	0.70
Vested (1)	3,156,875	0.73
Cancelled	472,425	0.67
Balance as of December 31, 2025	5,922,025	0.63	1
(1) Inclusive of 1,616,275 RSUs withheld due to net share settlements to satisfy required employee tax withholding requirements. Potential shares which had been convertible under RSUs that were withheld under net share settlements remain in the authorized but unissued pool under the 2016 Omnibus Incentive Plan and can be issued by the Company. Total payments for the employees' tax obligations to the taxing authorities due to net share settlements are reflected as a financing activity within the consolidated statements of cash flows.
The fair value of share awards granted during the years ended December 31, 2025, 2024 and 2023, were estimated at the date of grant using appropriate valuation techniques, including the Black-Scholes and Monte Carlo simulation pricing models, assuming the following weighted average assumptions:

	Year ended December 31,
	2025	2024	2023
Risk-free interest rate	2.83%	3.90%	3.31%
Expected volatility	65%	67%	68%
Expected life (in years)	4.44	4.78	4.96
Dividend yield	—%	—%	—%
Weighted-average estimated fair value of options granted during the year	€0.48	€0.35	€0.67
The Monte Carlo simulation model, which simulated the probabilities of the potential outcomes of future stock prices of the Company over the performance period, was used to calculate the grant-date fair value for awards with market conditions.
The following table presents the amount of share-based compensation expense included in our consolidated statements of operations during the periods presented:

	Year ended December 31,
(in thousands)	2025	2024	2023
Equity classified awards	€6,880	€7,084	€8,215
Liability classified awards	952	1,367	1,290
Total share-based compensation expense	€7,832	€8,451	€9,505
In 2024, modifications were made to certain awards granted to current managing directors to further reduce strike prices from the reductions made in 2023 that resulted from the payment of the extraordinary dividend and updates made to the market condition which determines the number of shares that vest. As a result, additional general and administrative share-based compensation expense of €1.7 million was to be recorded over the remaining service periods for these awards.
In 2023, certain awards were modified in connection with the payment of an extraordinary dividend, which resulted in a portion of share-based compensation expense to be liability classified. Additionally, modifications to certain awards granted to former managing directors resulted in a total reduction of €2.6 million in general and administrative share-based compensation expense.
Cash received from share-based award exercises was nil for the years ended December 31, 2025 and 2024, and €0.4 million for the year ended December 31, 2023.
As of December 31, 2025, there was approximately €8.8 million in unrecognized share-based compensation expense related to unvested share-based awards subject to equity treatment, which is expected to be recognized in expense over the weighted average period of 1.1 years.